DIVIDENDS - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended									12 Months Ended
	May 31, 2025 USD ($) $ / shares	May 31, 2025 CNY (¥)	Mar. 31, 2025	Aug. 31, 2024 USD ($) $ / shares	Aug. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($) $ / shares	Jan. 31, 2024 CNY (¥)	Jul. 31, 2023 USD ($) $ / shares	Jul. 31, 2023 CNY (¥)	Dec. 31, 2024
Dividends Payable [Line Items]
Dividend policy adoption date										Mar. 28, 2023
Dividend payable, description										declare and distribute cash dividend twice each fiscal year
Minimum percentage of net income after tax of prior year to be distributed as dividend										15.00%
Percentage of net income after tax of prior year to be distributed as dividend			30.00%
July 2023 Dividends
Dividends Payable [Line Items]
Dividends payable, date declared								Jul. 01, 2023	Jul. 01, 2023
Dividends payable, amount per share								$ 0.1
Dividends payable, date to be paid								Aug. 31, 2023	Aug. 31, 2023
Dividends payable, date of record								Jul. 28, 2023	Jul. 28, 2023
Cash distributed for the dividends								$ 21,474	¥ 156,674
January 2024 Dividends
Dividends Payable [Line Items]
Dividends payable, date declared						Jan. 01, 2024	Jan. 01, 2024
Dividends payable, amount per share						$ 0.1
Dividends payable, date to be paid						Jan. 31, 2024	Jan. 31, 2024
Dividends payable, date of record						Jan. 19, 2024	Jan. 19, 2024
Cash distributed for the dividends						$ 21,213	¥ 151,887
August 2024 Dividends
Dividends Payable [Line Items]
Dividends payable, date declared				Aug. 01, 2024	Aug. 01, 2024
Dividends payable, amount per share				$ 0.125
Dividends payable, date to be paid				Sep. 30, 2024	Sep. 30, 2024
Dividends payable, date of record				Aug. 27, 2024	Aug. 27, 2024
Cash distributed for the dividends				$ 26,589	¥ 189,018
May 2025 Dividends
Dividends Payable [Line Items]
Dividends payable, date declared	May 01, 2025	May 01, 2025
Dividends payable, amount per share	$ 0.2
Cash distributed for the dividends	$ 41,052	¥ 296,368
Cash paid	$ 11,336	¥ 81,363